Earnings Per Share	6 Months Ended
Dec. 31, 2019
Disclosure of earnings per share [Abstract]
Earnings Per Share
Earnings Per Share
Basic earnings per share
Basic EPS is calculated by dividing the profit for the period attributable to equity holders of the Company by the weighted average number of ordinary shares outstanding during the period.

	Six Months Ended 31 December
	2019 £’000	2018 £’000
Profit for the period attributable to equity holders of the Company	696	9,465

	Six Months Ended 31 December
	2019	2018
Weighted average number of shares outstanding	52,848,507	48,859,382
Earnings per share - basic (£)	0.01	0.19

Diluted earnings per share
Diluted EPS is calculated by dividing the profit for the period attributable to equity holders of the Company by the weighted average number of ordinary shares outstanding during the period plus the weighted average number of shares that would be issued if all dilutive potential ordinary shares were converted into ordinary shares. In accordance with IAS 33 "Earnings Per Share", the dilutive earnings per share are without reference to adjustments in respect of outstanding shares when the impact would be anti-dilutive.

	Six Months Ended 31 December
	2019 £’000	2018 £’000
Profit for the period attributable to equity holders of the Company	696	9,465

	Six Months Ended 31 December
	2019	2018
Weighted average number of shares outstanding	52,848,507	48,859,382
Diluted by: options in issue and contingently issuable shares	2,814,613	5,594,951
Weighted average number of shares outstanding (diluted)	55,663,120	54,454,333
Earnings per share - diluted (£)	0.01	0.17